Annual Total Returns [BarChart] - Voya Global Perspectives Portfolio - Class ADV	May 01, 2021
Bar Chart Table:
2011
2012
2013
2014	3.84%
2015	(3.68%)
2016	6.49%
2017	14.60%
2018	(7.50%)
2019	17.97%
2020	15.80%